Revenue	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue

29.	Revenue

(a)	Disaggregation of revenue

1)	Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2020, 2021 and 2022 were as follows:

①	For the year ended December 31, 2020

(in millions of Won)			Green Infrastructure
	Steel		Construction	Trading	Energy and Others	Green Materials and Energy	Others	Total
Types of revenue
Revenue from sales of goods	￦	28,394,790	—	18,796,522	2,490	742,128	172,689	48,108,619
Revenue from services		462,489	45,359	388,222	1,801,862	1,498	8,020	2,707,450
Revenue from construction contract		—	6,197,497	—	—	27,949	—	6,225,446
Others		35,599	7,196	160,478	76,384	—	145,506	425,163

	￦	28,892,878	6,250,052	19,345,222	1,880,736	771,575	326,215	57,466,678

Timing of revenue recognition
Revenue recognized at a point in time	￦	28,430,389	141,916	18,957,000	78,874	742,128	318,195	48,668,502
Revenue recognized over time		462,489	6,108,136	388,222	1,801,862	29,447	8,020	8,798,176

	￦	28,892,878	6,250,052	19,345,222	1,880,736	771,575	326,215	57,466,678

②	For the year ended December 31, 2021

(in millions of Won)			Green Infrastructure
	Steel		Construction	Trading	Energy and Others	Green Materials and Energy	Others	Total
Types of revenue
Revenue from sales of goods	￦	40,305,393	—	24,233,531	7,751	1,210,874	219,425	65,976,974
Revenue from services		680,513	58,807	547,369	2,027,133	3,150	102,881	3,419,853
Revenue from construction contract		—	6,014,050	—	—	27,933	34	6,042,017
Others		107,499	2,365	284,708	26,393	—	149,392	570,357

	￦	41,093,405	6,075,222	25,065,608	2,061,277	1,241,957	471,732	76,009,201

Timing of revenue recognition
Revenue recognized at a point in time	￦	40,412,892	491,313	24,518,239	34,144	1,210,874	368,817	67,036,279
Revenue recognized over time		680,513	5,583,909	547,369	2,027,133	31,083	102,915	8,972,922

	￦	41,093,405	6,075,222	25,065,608	2,061,277	1,241,957	471,732	76,009,201

③	For the year ended December 31, 2022

(in millions of Won)			Green Infrastructure
	Steel		Construction	Trading	Energy and Others	Green Materials and Energy	Others	Total
Types of revenue
Revenue from sales of goods	￦	43,508,308	—	24,824,117	84,168	2,418,796	—	70,835,389
Revenue from services		919,391	142,708	586,047	3,849,390	4,501	8,017	5,510,054
Revenue from construction contract		—	7,769,863	—	—	28,488	—	7,798,351
Others		119,267	8,537	545,294	65,401	—	121,323	859,822

	￦	44,546,966	7,921,108	25,955,458	3,998,959	2,451,785	129,340	85,003,616

Timing of revenue recognition
Revenue recognized at a point in time	￦	43,627,575	837,363	25,369,411	149,569	2,418,796	121,323	72,524,037
Revenue recognized over time		919,391	7,083,745	586,047	3,849,390	32,989	8,017	12,479,579

	￦	44,546,966	7,921,108	25,955,458	3,998,959	2,451,785	129,340	85,003,616

(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Receivables
Account receivables	￦	9,051,708	8,414,667

Contract assets
Due from customers for contract work		990,436	1,311,508

Contract liabilities
Advance received		1,583,732	1,233,424
Due to customers for contract work		813,207	756,316
Unearned revenue		133,765	84,195